Self-Insured Liabilities (Tables) (Self Insured Liabilities [Member])	12 Months Ended
Jul. 02, 2011
Self Insured Liabilities [Member]
Schedule of valuation and qualifying accounts disclosure table

	2011	2010	2009
	(In thousands)
Balance at beginning of period	$128,997	$132,551	$117,725
Charged to costs and expenses	325,540	321,373	328,830
Payments	(324,866)	(324,927)	(314,004)

Balance at end of period	$129,671	$128,997	$132,551